Goodwill (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Changes in Carrying Value of Goodwill

The changes in carrying value of goodwill as follows:

	As of December 31,
	2020	2019
Carrying value at beginning of year	$16,139,377	$7,324,287
Goodwill acquired in acquisition of TheStreet	-	8,815,090
Carrying value at end of year	$16,139,377	$16,139,377